Other Income	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
OTHER INCOME

14. OTHER INCOME

Other income consists of the followings:

	For the years ended December 31,
	2023	2024	2024
	HKD	HKD	US$
Agency income	2,662,034	1,170,664	150,709
Others	326	134,230	17,280
Total	2,662,360	1,304,894	167,989

Agency income refers to other income from NCH, which was a discretionary payment made to Neo-Concept UK for promoting NCH’s products in UK upon a pre-determined yearly sale target was achieved. There are no enforceable rights and obligations, and the amount is recorded at a point in time.